Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 661	$ 704
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	6,495,231,088	6,495,231,088
Treasury stock, held	356,237,141	350,291,239